Stock-Based Compensation (Details) - Schedule of fair value of employee stock option grants	1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Stock-Based Compensation (Details)
Expected life (years)	5 years 6 months 29 days	5 years 14 days	6 years 3 months	5 years 6 months 29 days
Risk-free interest rate	1.20%	1.30%		1.20%
Expected volatility	10.00%	14.00%		10.00%
Dividend yield	0.00%	0.00%		0.00%
Minimum [Member]
Stock-Based Compensation (Details)
Expected life (years)					6 years
Risk-free interest rate			0.72%		0.36%
Expected volatility			60.00%		50.00%
Maximum [Member]
Stock-Based Compensation (Details)
Expected life (years)					6 years 3 months
Risk-free interest rate			1.34%		1.21%
Expected volatility			70.00%		70.00%